SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2017
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT
SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2017	December 31, 2016
Long-term debt:
NOK600 million senior unsecured floating rate bonds due 2017	17,482	65,445
3.25% senior unsecured convertible bonds due 2018	184,202	184,202
NOK900 million senior unsecured floating rate bonds due 2019	90,764	87,801
5.75% senior unsecured convertible bonds due 2021	225,000	225,000
NOK500 million senior unsecured floating rate bonds due 2020	59,871	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2023	1,117,284	1,017,558
Total debt principal	1,694,603	1,580,006
Less: Unamortized debt issuance costs	(23,011)	(27,132)
Less: Current portion of long-term debt	(487,859)	(174,900)
Total long-term debt	1,183,733	1,377,974

The outstanding debt as of June 30, 2017 is repayable as follows:

(in thousands of $)
Year ending December 31,

2017 (remaining six months)	87,727
2018	463,783
2019	267,444
2020	231,931
2021	457,412
Thereafter	186,306
Total debt principal	1,694,603

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) was 4.56% per annum at June 30, 2017 (December 31, 2016: 4.20%). This rate takes into consideration the effect of related interest rate swaps. At June 30, 2017, the three month US Dollar London Interbank Offered Rate, or LIBOR, was 1.299% (December 31, 2016: 0.998%) and the Norwegian Interbank Offered Rate, or NIBOR, was 0.83% (December 31, 2016: 1.17%).
NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.5% of par value plus accrued interest. Since their issue, the Company has purchased bonds with principal amounts totaling NOK454.0 million, net. As at June 30, 2017, the net outstanding of bonds purchased have been canceled and the net amount outstanding at June 30, 2017, was NOK146.0 million, equivalent to $17.5 million (December 31, 2016: NOK565 million, equivalent to $65.4 million). The outstanding amount as at June 30, 2017 was redeemed in full in July 2017, following the exercise of the call option by the Company (see also Note 18: Subsequent Events).
3.25% senior unsecured convertible bonds due 2018
On January 30, 2013, the Company issued a senior unsecured convertible bond loan totaling $350.0 million. Interest on the bonds is fixed at 3.25% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a 33% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $13.5535 per share. Also, subsequent to the bond issue, the Company has purchased and canceled bonds with principal amounts totaling $165.8 million and the net amount outstanding at June 30, 2017 was $184.2 million (December 31, 2016: $184.2 million).
In conjunction with the bond issue, the Company loaned up to 6,060,606 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were borrowed from Hemen Holding Ltd., the largest shareholder of the Company, for a one-time loan fee of $1.0 million. As required by ASC 470-20 “Debt with conversion and other options”, the Company calculated the equity component of the convertible bond taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $20.7 million in 2013 and this amount was recorded as “Additional paid-in capital”, with a corresponding adjustment to “Deferred charges” which are amortized to “Interest expense” over the appropriate period. The amortization of this item amounted to $0.6 million for the six months ended June 30, 2017.
NOK900 million senior unsecured bonds due 2019
On March 19, 2014, the Company issued a senior unsecured bond loan totaling NOK900 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on March 19, 2019. The bonds may, in their entirety, be redeemed at the Company's option from September 19, 2018, upon giving bondholders at least 30 business days notice and paying 100.5% of par value plus accrued interest. Subsequent to their issue, the Company has purchased bonds with principal amounts totaling NOK142.0 million at June 30, 2017, which are being held as treasury bonds. The net amount outstanding at June 30, 2017, was NOK758 million, equivalent to $90.8 million (December 31, 2016: NOK758 million, equivalent to $87.8 million).
5.75% senior unsecured convertible bonds due 2021
On October 5, 2016, the Company issued a senior unsecured convertible bond loan totaling $225.0 million. Interest on the bonds is fixed at 5.75% per annum and is payable in cash quarterly in arrears on January 15, April 15, July 15 and October 15. The bonds are convertible into Ship Finance International Limited common shares and mature on October 15, 2021. The initial conversion rate at the time of issuance was 56.2596 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.7747 per share. The conversion rate will be adjusted for dividends in excess of $0.225 per common share per quarter. Since issuance, dividend distributions have increased the conversion rate to 59.5336, equivalent to a conversion price of approximately $16.7983 per share. The net amount outstanding at June 30, 2017 was $225.0 million (December 31, 2016: $225.0 million).
In conjunction with the bond issue, the Company loaned up to 8,000,000 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were initially borrowed from Hemen Holding Ltd., the largest shareholder of the Company, for a one-time loan fee of $120,000. In November 2016, the Company issued 8,000,000 new shares, to replace the shares borrowed from Hemen Holding Ltd. The Company received $80,000 from Hemen Holding Ltd. upon the return of the borrowed shares. As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $4.6 million in 2016 and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $0.5 million for the six months ended June 30, 2017.
NOK500 million senior unsecured bonds due 2020
On June 22, 2017, the Company issued a senior unsecured bond loan totaling NOK500 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on June 22, 2020. The net amount outstanding at June 30, 2017, was NOK500 million, equivalent to $59.9 million (December 31, 2016: $nil, equivalent to $nil).
$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49.0 million secured term loan and revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers, which also serves as security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of ten years. At June 30, 2017, the amount available under the revolving part of the facility was $20.0 million. The net amount outstanding at June 30, 2017, was $nil (December 31, 2016: $nil).
$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In November 2014, the terms of the loan were amended and restated, and the facility now matures in November 2019. The net amount outstanding at June 30, 2017, was $22.0 million (December 31, 2016: $23.4 million).
$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of five years. The facility is secured against a Suezmax tanker. In March 2015, the terms of the loan were amended and restated, and the facility now matures in March 2020. The net amount outstanding at June 30, 2017, was $22.0 million (December 31, 2016: $23.4 million).
$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured against two Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at June 30, 2017, was $28.3 million (December 31, 2016: $30.2 million).
$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at June 30, 2017, was $41.9 million (December 31, 2016: $44.9 million).
$171 million secured loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, which provides an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against a 1,700 TEU container vessel and seven Handysize dry bulk carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at June 30, 2017, was $104.0 million (December 31, 2016: $110.1 million).
$53 million secured term loan facility
In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at June 30, 2017, was $33.3 million (December 31, 2016: $35.5 million).
$45 million secured term loan facility and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45.0 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. At June 30, 2017, the available amount under the revolving part of the facility was $9.0 million. The net amount outstanding at June 30, 2017, was $36.0 million (December 31, 2016: $36.0 million).
$101 million secured term loan facility
In August 2014, six wholly-owned subsidiaries of the Company entered into a $101.4 million secured term loan facility with a syndicate of banks, secured against six offshore support vessels. One of the vessels was sold in February 2016, and the facility now relates to the remaining five vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at June 30, 2017, was $54.7 million (December 31, 2016: $54.7 million).
$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20.0 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at June 30, 2017, was $20.0 million (December 31, 2016: $20.0 million).
$128 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels which were delivered in 2014. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2017, was $105.2 million (December 31, 2016: $109.4 million).
$128 million secured term loan facility
In November 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels which were delivered in 2015. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2017, was $108.4 million (December 31, 2016: $112.6 million).
$39 million secured term loan facility
In December 2014, two wholly-owned subsidiaries of the Company entered into a $39.0 million secured term loan facility with a bank, secured against two Kamsarmax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at June 30, 2017, was $30.3 million (December 31, 2016: $31.5 million).
$250 million secured revolving credit facility
In June 2015, 17 wholly-owned subsidiaries of the Company entered into a $250.0 million secured revolving credit facility with a syndicate of banks, secured against 17 tankers chartered to Frontline Shipping. Seven of the tankers were sold and delivered to their new owners prior to June 30, 2017, and the facility was secured against the remaining 10 tankers at June 30, 2017. The facility bears interest at LIBOR plus a margin and has a term of three years. At June 30, 2017, there was no amount available to draw under the facility. The net amount outstanding at June 30, 2017, was $178.9 million (December 31, 2016: $40.0 million).
$166 million secured term loan facility
In July 2015, eight wholly-owned subsidiaries of the Company entered into a $166.4 million secured term loan facility with a syndicate of banks, secured against eight Capesize dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2017, was $138.7 million (December 31, 2016: $145.6 million).

$210 million secured term loan facility
In November 2015, three wholly-owned subsidiaries of the Company entered into a $210.0 million secured term loan facility with a syndicate of banks, to partly finance the acquisition of three container vessels, against which the facility is secured. One of the vessels was delivered in 2015, and the remaining two vessels were delivered in 2016. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years from the delivery of each vessel. At June 30, 2017, the net amount outstanding was $193.6 million (December 31, 2016: $200.2 million).
The aggregate book value of assets pledged as security against borrowings at June 30, 2017, was $1,914 million (December 31, 2016: $2,009 million).
Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of June 30, 2017, the Company is in compliance with all of the covenants under its long-term debt facilities. The $101.4 million secured term loan facility entered into in August 2014 contains certain financial covenants on Solship. As at June 30, 2017, Solship was in compliance with all covenants under the loan agreement.